ADVISORS PREFERRED TRUST

The Gold Bullion Strategy Fund

Class A Shares QGLAX

Investor Class Shares QGLDX

Advisor Class Shares QGLCX

Incorporated herein by reference is the definitive version of the prospectus for the Class A, Investor Class, and Advisor Class Shares of the Gold Bullion Strategy Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 4, 2016 (SEC Accession No. 0001580642-16-007503)